UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive
                Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        February 17, 2009

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         64

Form 13F Information Table Value Total:         $461,305,348

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

3M Company                   Com    88579Y101     7,124,373    123,816  Sole            81,300    42,516
Acergy S.A.                  Com    00443E104       914,379    158,197  Sole                 0   158,197
Acusphere Inc.               Com    00511R870        31,239    446,270  Sole           446,270         0
American Eagle Outfitters    Com    02553E106     5,042,709    538,751  Sole           263,100   275,651
American Express Company     Com    025816109    14,569,206    785,402  Sole           512,100   273,302
Armstrong World Industries   Com    04247X102    12,349,755    571,219  Sole           302,700   268,519
Bank of New York Mellon Corp Com    064058100    14,391,980    508,012  Sole           295,500   212,512
Barrick Gold Corp.           Com    067901108     7,552,190    205,390  Sole                 0   205,390
Calamp Corp.                 Com    128126109       696,465  1,547,700  Sole         1,547,700         0
Capital One Financial        Com    14040H105    13,452,190    421,831  Sole           200,100   221,731
Charming Shoppes Inc         Com    161133103     8,834,240  3,620,590  Sole         1,045,600 2,574,990
Cisco Systems                Com    17275R102    16,953,466  1,040,090  Sole           531,500   508,590
Clearwire Corp.              Com    18538Q105    11,229,036  2,277,695  Sole         1,998,000   279,695
Cooper Tire & Rubber         Com    216831107     2,302,302    373,750  Sole           373,600       150
Corning Inc.                 Com    219350105    16,885,750  1,771,852  Sole         1,241,200   530,652
Coventry Health Care Inc.    Com    222862104     1,819,407    122,272  Sole                 0   122,272
Dana Holding Corp            Com    235825205     1,719,086  2,323,089  Sole         1,710,500   612,589
Direct TV Group              Com    25459L106    13,646,639    595,663  Sole           238,300   357,363
Dish Network Corp.           Com    25470M109    10,301,889    928,935  Sole           699,400   229,535
Domtar Inc.                  Com    257559104     4,149,090  2,484,485  Sole         1,885,700   598,785
Dress Barn Inc.              Com    261570105     3,770,513    351,072  Sole             9,350   341,722
Ebay Inc.                    Com    278642103    27,000,636  1,934,143  Sole         1,106,700   827,443
EMC Corp.                    Com    268648102       680,550     65,000  Sole            15,000    50,000
Exxon Mobil Corp.            Com    30231G102     3,416,667     42,799  Sole                 0    42,799
Fairchild Semiconductor      Com    303726103       413,205     84,500  Sole            84,500         0
FiberTower Corp.             Com    31567R100       584,135  3,650,849  Sole         2,973,556   677,293
First Marblehead Corp.       Com    320771108       277,498    215,115  Sole                 0   215,115
Franklin Resources Inc.      Com    354613101     4,648,605     72,885  Sole            72,400       485
Gannett Co. Inc              Com    364730101     1,444,688    180,586  Sole                 0   180,586
General Electric             Com    369604103     6,077,768    375,171  Sole            50,000   325,171
Goodrich Corporation         Com    382388106     4,312,830    116,500  Sole           116,000       500
Grace W.R. & Co.             Com    38388F108     1,278,177    214,100  Sole           214,100         0
HSN Inc.                     Com    404303109     3,033,044    417,200  Sole           411,085     6,115
JP Morgan Chase & Co.        Com    46625H100    15,143,923    480,302  Sole           272,400   207,902
Kaiser Aluminum              Com    483007704     8,079,185    358,756  Sole           194,900   163,856
Lear Corporation             Com    521865105     1,045,797    741,700  Sole           741,700         0
Legg Mason Inc.              Com    524901105    11,343,859    517,748  Sole           227,200   290,548
Microsoft Corp.              Com    594918104     4,682,571    240,873  Sole                 0   240,873
Monster Worldwide Inc.       Com    611742107    12,207,817  1,009,745  Sole           791,500   218,245
Municipal Mtg & Eqty         Com    62624B101        77,915    288,575  Sole                 0   288,575
NCR Corp.                    Com    62886E108    16,511,815  1,167,738  Sole           552,300   615,438
Nokia Corp.                  Com    654902204    16,594,016  1,063,719  Sole           591,500   472,219
Noven Pharmaceutical Inc.    Com    670009109     8,048,304    731,664  Sole           194,000   537,664
Penn National Gaming         Com    707569109     6,417,420    300,160  Sole           167,700   132,460
Performance Technologies Inc Com    71376K102     5,658,344  1,694,115  Sole         1,694,115         0
Pfizer Inc.                  Com    717081103     5,371,761    303,318  Sole                 0   303,318
PNC Financial Services Group Com    693475105    23,362,955    476,795  Sole           381,400    95,395
Precision Castparts Corp.    Com    740189105     2,343,512     39,400  Sole            39,400         0
Sanofi Aventis               Com    80105N105     6,379,097    198,355  Sole                 0   198,355
Schering Plough Corp         Com    806605101    16,776,288    985,102  Sole           462,200   522,902
Spectrum Control             Com    847615101       651,301    106,075  Sole                 0   106,075
Sprint Nextel                Com    852061100    13,482,674  7,367,581  Sole         6,288,800 1,078,781
Teradata Corp.               Com    88076W103     3,109,643    209,686  Sole                 0   209,686
Time Warner Inc.             Com    887317105    25,884,521  2,573,014  Sole         1,550,800 1,022,214
Tollgrade Communications     Com    889542106       276,370     57,818  Sole                 0    57,818
TTM Technologies             Com    87305R109     1,045,647    200,700  Sole           200,700         0
Tyco International Ltd.      Com    G9143X208     4,649,940    215,275  Sole           195,700    19,575
US Bancorp                   Com    902973304     2,615,121    104,563  Sole                 0   104,563
Wal-Mart Stores              Com    931142103     7,730,427    137,896  Sole                 0   137,896
Walt Disney Co.              Com    254687106     4,225,105    186,210  Sole            25,000   161,210
Wellpoint Inc.               Com    94973V107     4,715,822    111,935  Sole            56,600    55,335
Wells Fargo & Co             Com    949746101     5,352,684    181,570  Sole             5,000   176,570
Winn-Dixie Stores            Com    974280307     4,337,775    269,427  Sole           153,200   116,227
WSFS Financial               Com    929328102     2,280,032     47,511  Sole                 0    47,511

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